Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Details) - Derivative Contract Met Hedging Criteria - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cross-currency swaps | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 0	$ 0	$ (392)
Cross-currency swaps | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	0	0	(747)
Swap Locks | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	14	0	0
Foreign exchange forward contracts | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	2	(3)	180
Foreign exchange forward contracts | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	406	136	(1,834)
Commodity price contracts | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	231	(15)	430
Options to purchase foreign currency | Cost of goods sold
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 305	$ 39	$ 0